Lease - Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Lease cost
Operating lease expense		¥ 115,529	¥ 93,693
Operating lease expense	¥ 109,842
Cash payments on operating leases	108,490
Operating lease right-of-use assets	352,186			$ 50,588
Current portion of lease liabilities	¥ 11,674			$ 1,677
Current portion of lease liabilities, extensible list	us-gaap:OtherLiabilitiesCurrent			us-gaap:OtherLiabilitiesCurrent
Non-current portion of lease liabilities	¥ 362,757			$ 52,107
Total operating lease liabilities	¥ 374,431			$ 53,784
Weighted average remaining lease term (years)	4 years 7 months 20 days			4 years 7 months 20 days
Weighted average discount rate	4.31%			4.31%
Minimum
Lease cost
Lessee, Operating Lease, Term of Contract	1 year			1 year
Maximum
Lease cost
Lessee, Operating Lease, Term of Contract	10 years			10 years